Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

Note 3 — Inventory

The Company's inventory components as of December 31, 2011 and 2010 were as follows:

	December 31,
	2011	2010
Raw Materials	$-	$264,000
Finished Goods	465,000	480,000
Total Gross Inventory	465,000	744,000
Less: Inventory reserve	(218,000)	(18,000)
Total Inventory	$247,000	$726,000